UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
811-21229
Investment Company Act File Number
Eaton Vance New Jersey Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1.	Schedule of Investments

Eaton Vance New Jersey Municipal Bond Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 176.4%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 9.0%
$180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$151,162
760	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	710,273
595	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	560,068
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	228,682
1,395	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,237,170

		$2,887,355

Insured-Electric Utilities — 3.1%
$1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$1,000,000

		$1,000,000

Insured-General Obligations — 38.8%
$2,415	Bayonne, (AGM), 0.00%, 7/1/23	$1,307,408
1,000	Bayonne, (AGM), 5.50%, 7/1/39	1,029,400
320	Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	329,440
340	Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	352,148
360	Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	373,745
382	Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	397,265
840	Egg Harbor Township School District, (AGM), 3.50%, 4/1/28	732,119
2,000	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/38	316,560
5,475	Irvington Township, (AGM), 0.00%, 7/15/26	2,370,620
2,385	Jackson Township School District, (NPFG), 2.50%, 6/15/27	1,808,999
1,000	Jersey City, (AGM), 5.00%, 1/15/29	1,003,920
700	Lakewood Township, (AGC), 5.75%, 11/1/31	753,256
1,115	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,096,770
110	Nutley School District, (NPFG), 4.75%, 7/15/30	110,765
410	Nutley School District, (NPFG), 4.75%, 7/15/31	411,021

		$12,393,436

Insured-Hospital — 18.4%
$1,500	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$1,502,760
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,971,240
625	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	604,600
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	241,826
1,500	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,539,405

		$5,859,831

Insured-Lease Revenue/Certificates of Participation — 17.6%
$1,000	Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,035,420
1,250	Middlesex County, Certificates of Participation, (NPFG), 5.00%, 8/1/31	1,246,763
1,300	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,353,196
500	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	516,575
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,456,562

		$5,608,516

Principal
Amount
(000’s omitted)	Security	Value
Insured-Other Revenue — 4.8%
$1,500	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,519,050

		$1,519,050

Insured-Public Education — 14.9%
$1,945	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(1)	$1,913,958
450	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	411,426
920	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	727,775
465	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	358,519
1,145	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,064,564
275	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	266,805

		$4,743,047

Insured-Sewer Revenue — 2.4%
$1,975	Rahway Valley Sewerage Authority, (NPFG), 0.00%, 9/1/27	$759,368

		$759,368

Insured-Special Tax Revenue — 14.5%
$1,000	Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$633,130
500	Garden State Preservation Trust, (AGM), 5.80%, 11/1/21	568,485
975	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	982,147
2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	973,399
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	425,667
7,675	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	400,098
1,520	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	169,480
3,005	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	310,026
1,900	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	181,849

		$4,644,281

Insured-Transportation — 24.8%
$1,560	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$614,016
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	880,341
1,500	New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,591,005
3,875	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	3,923,181
720	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720,965
180	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	186,089

		$7,915,597

Insured-Water and Sewer — 7.6%
$4,500	Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$1,936,215
895	Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	495,982

		$2,432,197

Lease Revenue/Certificates of Participation — 2.0%
$650	New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$639,678

		$639,678

Private Education — 5.7%
$2,000	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40(2)	$1,822,980

		$1,822,980

Public Education — 1.5%
$250	New Jersey Educational Facilities Authority, (Passaic County Community College), 5.25%, 7/1/35	$239,375
250	Rutgers State University, 5.00%, 5/1/39	250,235

		$489,610

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 4.8%
$1,300	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$1,302,496
250	Port Authority of New York and New Jersey, (JFK International Air Terminal LLC), 6.00%, 12/1/42	248,298

		$1,550,794

Transportation — 6.5%
$590	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$585,923
210	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	207,465
1,325	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,270,887

		$2,064,275

Total Tax-Exempt Investments — 176.4% (identified cost $58,413,619)		$56,330,015

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.4)%		$(19,601,474)

Other Assets, Less Liabilities — (15.0)%		$(4,787,144)

Net Assets Applicable to Common Shares — 100.0%		$31,941,397

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 83.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 30.0% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	65 U.S. 30-Year Treasury Bond	Short	$(8,278,132)	$(7,938,125)	$340,007

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$1,250,000	4.092%	3-month USD- LIBOR-BBA	February 24, 2011/ February 24, 2041	$11,205
JPMorgan Chase Co.	762,500	4.163	3-month USD- LIBOR-BBA	March 14, 2011/ March 14, 2041	(1,028)

					$10,177

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $351,212 and $1,028, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,986,711

Gross unrealized appreciation	$849,832
Gross unrealized depreciation	(2,852,528)

Net unrealized depreciation	$(2,002,696)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$56,330,015	$—	$56,330,015

Total Investments	$—	$56,330,015	$—	$56,330,015

Futures Contracts	$340,007	$—	$—	$340,007
Interest Rate Swaps	—	11,205	—	11,205

Total	$340,007	$56,341,220	$—	$56,681,227

Liability Description

Interest Rate Swaps	$—	$(1,028)	$—	$(1,028)

Total	$—	$(1,028)	$—	$(1,028)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund
By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: February 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: February 23, 2011